Description of the Business (Details) - USD ($)				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2022	Dec. 14, 2021	Oct. 15, 2021	Dec. 16, 2021	Jul. 28, 2021	Jul. 19, 2021	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 06, 2022	Apr. 25, 2022
Description of the Business (Details) [Line Items]
Gross proceeds											$ 10,000,000
Additional shares of common stock (in Shares)							7,499,993		7,499,993
Merger agreement, description									i. one-half of the Earnout Shares will be released if, within a 5-year period from closing date, the volume-weighted average price of our Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;ii. one-quarter of the Earnout Shares will be released if, within a 5-year period from closing date, the volume-weighted average price of our Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; andiii. one-quarter of the Earnout Shares will be released if, on or after December 31, 2022, within a 5-year period from closing date, the volume-weighted average price of our Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Principal amount							$ 36,530,320		$ 36,530,320
Exercise price (in Dollars per share)				$ 35.52							$ 90
Aggregate of principal amount							$ 31,000,000		$ 31,000,000
Weighted average price of shares (in Dollars per share)									$ 0.91	$ 0.77
Aggregate shares (in Shares)							3,100,000		3,100,000
Common stock per share (in Dollars per share)									$ 10
Total equity financing									$ 31,000,000
Exercise price (in Dollars per share)									$ 0.01
Direct and incremental costs	$ 12,582,000
Net working capital											$ 6,586,603
Business combination description				Nauticus entered into a merger agreement with CleanTech Acquisition Corporation (“CleanTech”), a special purpose acquisition company. In this agreement, Nauticus agreed to a business combination that is intended to lead to its public stock listing on the NASDAQ in May 2022. CleanTech brings approximately $260 million in sponsored investment and public investment in private equity funding to the business combination. Although this level of funding is potentially available, a threshold of $50 million has been established in the merger documents as the minimum cash position for internal planning purposes. Concurrent with the signing of the SPAC merger agreement, Nauticus received a $15 million loan from RCB Equities #1, LLC to provide advanced funding against the business plan.					(i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination.
Preferred stock, par value (in Dollars per share)							$ 10		$ 10
Issuance common stock shares (in Shares)							6,619,490		6,619,490
Additional common stock shares (in Shares)											277,848	165,100
Net cash amount	14,947,875													$ 7,600,000
Prepaid expense	30,157								$ (409,431)	$ 296,715	$ 831,489	$ (318,719)
Accounts payable and accrued liabilities	14,796,942
Notes payable	850,333
Notes payable and net equity	(669,243)
Net cash at the closing date totaled	$ 14,947,875
Purchase order total amount			$ 54,200,000
Available fund amount							$ 7,700,000		$ 7,700,000
Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate shares (in Shares)							47,250,771		47,250,771
Preferred stock, par value (in Dollars per share)							$ 0.01		$ 0.01
Public share price (in Shares)									36,650,778
Issuance common stock shares (in Shares)							3,100,000		3,100,000
Additional common stock shares (in Shares)									7,499,993
Common Stock [Member]
Description of the Business (Details) [Line Items]
Purchased additional units (in Shares)							6,619,490
CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Gross proceeds								$ 675,000			$ 675,000
Price per unit (in Dollars per share)											$ 1
Transaction costs											$ 3,916,281
Cash underwriting fees											3,450,000
Other cost											$ 466,281
Percentage of fair market value								80.00%			80.00%
Aggregate of public shares								20.00%			20.00%
Redeem outstanding shares, percentage								100.00%			100.00%
Public share price (in Dollars per share)								$ 10.1			$ 10.1
Common stock, par value (in Dollars per share)								$ 0.01			$ 0.01
Additional shares of common stock (in Shares)								7,500,000			7,500,000
Merger agreement, description								i. one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;ii. one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; andiii. one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.			(i) one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;(ii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and(iii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Equity financing (in Dollars per share)		$ 35,300,000
Principal amount				$ 40,000,000
Aggregate issued amount percentage				120.00%							120.00%
Exercise price (in Dollars per share)				$ 20							$ 15
Original issue discount, percenatage				2.00%
Outstanding principal amount of the debentures, percentage				5.00%
Aggregate principal amount								$ 37,959,184			$ 37,959,184
Warrants shares (in Shares)								3,036,735			3,036,735
Associated warrants for an additional shares (in Shares)											3,036,735
Aggregate shares reserve equal								5.00%			10.00%
Net tangible assets											$ 5,000,001
Cash condition								$ 50,000,000			$ 50,000,000
Percentage of voting power								88.80%			88.80%
Subscription Agreements, description								In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.			In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.
Warrants are exercisable percentage											10.00%
Exercise price, per share											$ 20
Weighted average price of shares (in Dollars per share)								$ 13			$ 13
Shares of lock-up shares (in Shares)								1,000,000			1,000,000
Trust account cash								$ 172,785			$ 518,905
Working capital								$ 1,755,090			$ 259,136
Merger Agreement								5 years
Aggregate shares (in Shares)		3,530,000
Common stock per share (in Dollars per share)		$ 10
Total equity financing		$ 35,300,000
Exercise price (in Dollars per share)				$ 20
Direct and incremental costs								$ 5,000,001
Incentive plan percentage													3.00%
Exercise price (in Dollars per share)								$ 20
Business combination description								The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of common stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of common stock if $500,000 of notes were so converted).			The notes would either be paid upon consummation of the Company’s initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of the Business Combination into additional private warrants to purchase shares of Common Stock at a conversion price of $1.00 per private warrant (which, for example, would result in the holders being issued private warrants to purchase 500,000 shares of Common Stock if $500,000 of notes were so converted).
Preferred stock, par value (in Dollars per share)								$ 0.0001			$ 0.0001	$ 0.0001
CleanTech Acquisition Corp [Member] | Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)								15,062,524			15,062,524
CleanTech Acquisition Corp [Member] | Common Stock [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)								9,669,216			9,669,216
CleanTech Acquisition Corp [Member] | Minimum [Member]
Description of the Business (Details) [Line Items]
Incentive plan percentage													5.00%
CleanTech Acquisition Corp [Member] | Maximum [Member]
Description of the Business (Details) [Line Items]
Incentive plan percentage													10.00%
CleanTech Acquisition Corp [Member] | Subscription Agreements [Member]
Description of the Business (Details) [Line Items]
Additional shares of common stock (in Shares)		3,530,000						3,530,000
Purchase price, per price (in Dollars per share)		$ 10						$ 10
Principal amount				$ 40,000,000
CleanTech Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Description of the Business (Details) [Line Items]
Aggregate issued amount percentage				120.00%				120.00%
Exercise price (in Dollars per share)				$ 15				$ 15
Aggregate of principal amount											$ 40,000,000
Percentage of issued amount of debentures divided								100.00%
CleanTech Acquisition Corp [Member] | Stock Option [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)								4,055,704			4,055,704
CleanTech Acquisition Corp [Member] | CleanTech Sponsor [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)								2,166,667			2,166,667
CleanTech Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Description of the Business (Details) [Line Items]
Principal amount								$ 40,000,000
CleanTech Acquisition Corp [Member] | Initial Public Offering [Member]
Description of the Business (Details) [Line Items]
Initial public offering units (in Shares)						15,000,000
Share price, per share (in Dollars per share)						$ 10
Gross proceeds						$ 150,000,000
Sale of warrants (in Shares)								4,333,333			4,333,333
Purchased additional units (in Shares)								2,250,000			2,250,000
Net proceeds of sale of public units								$ 174,225,000			$ 174,225,000
CleanTech Acquisition Corp [Member] | Private Placement Warrants [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)								6,500,000			6,500,000
Price, per unit (in Dollars per share)											$ 1
Price per unit (in Dollars per share)								$ 1
Warrant per share (in Dollars per share)								$ 1			$ 1
Warrants shares (in Shares)											7,175,000
CleanTech Acquisition Corp [Member] | Over-Allotment Option [Member]
Description of the Business (Details) [Line Items]
Sale of warrants (in Shares)								675,000			675,000
Purchased additional units (in Shares)					2,250,000
Generating gross proceeds					$ 22,500,000
CleanTech Acquisition Corp [Member] | CleanTech Sponsor [Member]
Description of the Business (Details) [Line Items]
Price, per unit (in Dollars per share)								$ 1
Triumph Subsea Construction Limited [Member]
Description of the Business (Details) [Line Items]
Purchase order description			the Company signed a purchase order with Triumph Subsea Construction Limited for the purchase of four Aquanaut systems over a period from September 2022 through January 2025 for a total of $54 million.
Trust Account [Member] | Preferred Stock [Member]
Description of the Business (Details) [Line Items]
Public share price (in Dollars per share)							$ 0.0001		$ 0.0001
Business Combination [Member] | CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Percentage of acquires voting securities								50.00%			50.00%
Net tangible assets								$ 5,000,001
Business combination, description								It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.			It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares (in Dollars per share)								$ 13			$ 13
Series of Individually Immaterial Business Acquisitions [Member]
Description of the Business (Details) [Line Items]
Percentage of acquires voting securities											35.00%
Series of Individually Immaterial Business Acquisitions [Member] | CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Net tangible assets											$ 5,000,001
Convertible Notes [Member] | CleanTech Acquisition Corp [Member]
Description of the Business (Details) [Line Items]
Aggregate of common stock, shares issued (in Shares)								5,299,543			5,299,543